Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Significant Accounting Policies [Line Items]
Fixed interest rate	8.00%
Carrying amount			$ 77
Impairment of long-lived assets		$ 233	113
VAT and surcharges	90	77	$ 57
Right-of-use asset	3,710
Contract liabilities	39	25
Lease liability	$ 1,275
Income tax, description	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.
ROU assets	$ 2,184
Kayser Myanmar [Member]
Significant Accounting Policies [Line Items]
Carrying amount
Impairment losses	$ 77	$ 77
Leasehold Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	2 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years